Related Party Balances and Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

17.    RELATED PARTY BALANCES AND TRANSACTIONS

The Group had the following transactions with related parties during the financial periods:

	December 31, 2023	June 30, 2023
	US$	US$
Current liabilities	3,780,324	3,579,169
Non-current liabilities	11,518,726	11,278,227
	15,299,050	14,857,396

The balance represented the amount due to Director, Mr. Peng Yang, as at December 31, 2023 and June 30, 2023.

17.    RELATED PARTY BALANCES AND TRANSACTIONS

The Group had the following transactions with related parties during the financial periods:

	June 30, 2023	June 30, 2022
	US$	US$
Current liabilities	3,579,169	3,322,862
Non-current liabilities	11,278,227	12,209,702
	14,857,396	15,532,564

The balance represented the amount due to Director, Mr. Peng Yang, as at June 30, 2023 and 2022.

17.    RELATED PARTY BALANCES AND TRANSACTIONS

The Group had the following transactions with related parties during the financial periods:

	June 30, 2022	June 30, 2021
	US$	US$
Current liabilities	3,322,862	3,033,028
Non-current liabilities	12,209,702	12,666,389
	15,532,564	15,699,417

The balance represented the amount due to Director, Mr. Peng Yang, as at June 30, 2022 and June 30, 2021.